FAIR VALUE OF FINANCIAL INSTRUMENTS - Real Estate Securities Valuation (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Outstanding face amount	$ 2,186,996	[1]
Amortized cost basis	1,969,975
Total Fair Value	1,973,189
Multiple Quotes
Total Fair Value	1,973,189	[2]
Agency RMBS
Outstanding face amount	1,314,130	[3]	433,510	[3],[4]
Amortized cost basis	1,403,215	[3],[5]	274,230	[3],[4]
Total Fair Value	1,402,764
Agency RMBS | Multiple Quotes | Level 2 Inputs
Total Fair Value	1,402,764	[2]
Non-Agency RMBS
Outstanding face amount	872,866		433,510
Amortized cost basis	566,760
Total Fair Value	570,425
Non-Agency RMBS | Multiple Quotes | Level 3 Inputs
Total Fair Value	570,425	[2]
Asset Backed Securities
Outstanding face amount			433,510
Amortized cost basis			274,230
Total Fair Value			289,756
Asset Backed Securities | Multiple Quotes
Total Fair Value			265,556	[6]
Asset Backed Securities | Single Quotes
Total Fair Value			$ 24,200	[7]

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security) for Non-Agency RMBS. Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential's own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value.
[3]	Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[4]	The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[5]	Amortized cost basis and carrying value include principal receivable of $10.6 million.
[6]	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential's own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. New Residential never adjusts quotes
[7]	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.